Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basic warranty and accruals for modification program
Balance, beginning of year	$ 404	$ 350
Current year additions	498	448
Claims paid	(427)	(380)
Currency translation adjustment	(1)	(14)
Balance, end of year	$ 474	$ 404